Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 72,878	$ 1,685,013	$ 2,010
Accounts receivable, net of allowance	30,888	10,000	1,000
Prepaid expenses and other current assets	1,075,103	201,293	250
Total current assets	1,181,869	1,896,306	16,945
Property and equipment, net	285,305	802,557
Intangible assets, net	17,006,906	17,882,147	600,317
Other assets	13,475,000	1,427,729	8,850
TOTAL ASSETS	31,949,080	22,008,739	626,112
Current liabilities:
Accounts payable	5,376,310	1,282,974	580,680
Accrued expenses	4,185,315	1,637,048
Deferred revenue		2,290	50,000
Convertible note	1,900,000
Short-term debt	891,974	223,300
Total current liabilities	13,046,635	3,145,612	666,219
Warrant liabilities	1,150,868
Long-term debt		668,674
Total liabilities	14,197,503	4,314,286	666,219
Commitments and contingencies
Stockholders’ equity (deficit):
Preferred stock, value
Common stock, value	3,794	2,327	1,705
Additional paid-in capital	46,806,699	30,993,846	1,528,642
Accumulated deficit	(29,058,916)	(13,301,720)	(1,570,454)
Total stockholders’ equity (deficit)	17,751,577	17,694,453	(40,107)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	31,949,080	22,008,739	626,112
Related Party [Member]
Current assets:
Due from related parties	3,000		13,685
Current liabilities:
Due to related parties	693,036		35,539
Note payable - related party		$ 500,000

[1]	Derived from audited information